CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS (Parenthetical)	3 Months Ended	12 Months Ended
	Feb. 28, 2026 $ / shares shares	Nov. 30, 2025 $ / shares shares
Temporary equity, shares issued		15,951,675
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	350,000,000
Common stock, shares issued	29,579,313	18,888,289
Common stock, shares outstanding	29,579,313	18,888,289
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,500,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Exchange ratio	5.8349	5.8349
Common stock, subject to possible redemption
Temporary equity, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	300,000,000	350,000,000
Temporary equity, shares issued	0	2,750,000
Temporary equity, shares outstanding	0	2,750,000
Temporary equity, redemption price (in dollars per share) | $ / shares		$ 0.11
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Common stock, shares authorized		350,000,000
Series A cumulative preferred stock, redeemable
Temporary equity, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	3,500,000	50,000,000
Temporary equity, shares issued	29,700	0
Temporary equity, redemption price (in dollars per share) | $ / shares	$ 1,000